OPERATING EXPENSES	12 Months Ended
Dec. 31, 2020
Disclosure of expenses [Abstract]
OPERATING EXPENSES
9 OPERATING EXPENSES

	2020	2019	2018
	£m	£m	£m
Staff costs:
Salaries	2,382	2,370	2,379
Performance-based compensation	106	340	485
Social security costs	271	308	330
Pensions and other post-retirement benefit schemes (note 28)	552	518	688
Restructuring costs	161	89	247
Other staff costs	143	360	444
	3,615	3,985	4,573
Premises and equipment:
Rent and rates	115	114	364
Repairs and maintenance	172	182	189
Other[1]	138	150	126
	425	446	679
Other expenses:
Communications and data processing	996	1,022	1,116
Advertising and promotion	184	173	192
Professional fees	128	144	230
Other	760	561	673
	2,068	1,900	2,211
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 21)	2,017	2,040	1,849
Amortisation of other intangible assets (note 20)	653	562	500
	2,670	2,602	2,349
Goodwill impairment (note 19)	4	—	—
Total operating expenses, excluding regulatory provisions	8,782	8,933	9,812
Regulatory provisions:
Payment protection insurance provision (note 30)	85	1,795	1,395
Other regulatory provisions (note 30)	329	395	561
	414	2,190	1,956
Total operating expenses	9,196	11,123	11,768
1Net of profits on disposal of operating lease assets of £127 million (2019: £41 million; 2018: £60 million).
The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2020	2019	2018
UK	67,115	69,321	71,017
Overseas	515	762	769
Total	67,630	70,083	71,786